GOLDMAN SACHS TRUST

Goldman Sachs Single Sector Fixed Income Funds

Class A, Class C, Institutional and Class IR Shares of the

Goldman Sachs Emerging Markets Debt Fund

Goldman Sachs Local Emerging Markets Debt Fund

(the “Funds”)

Supplement dated August 19, 2011 to the

Prospectus and Summary Prospectuses dated July 29, 2011 (the “Prospectuses”)

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The Board of Trustees of the Goldman Sachs Trust has approved a change in each Fund’s non-fundamental policy to invest at least 80% of its net assets in particular investments (“80% Policy”). The change in this 80% Policy will be effective on October 18, 2011.

Each Fund’s current 80% Policy requires the Fund to invest in fixed income securities of “issuers located in emerging countries,” as described fully in the Prospectuses (the Local Emerging Markets Debt Fund’s 80% Policy permits it to also invest in emerging markets currencies). Effective October 18, 2011, each Fund’s 80% Policy will be revised to permit the Fund to also invest in debt of issuers that are “tied economically” to emerging countries, regardless of their location. The revised policy provides each Fund with broader flexibility to invest in emerging country debt securities. Each Fund’s investment objective, other investment policies and strategies, fees and expenses, and portfolio management team will remain the same.

Accordingly, effective October 18, 2011, each Fund’s Prospectuses are revised as follows:

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS | Goldman Sachs Emerging Markets Debt Fund

Goldman Sachs Emerging Markets Debt Fund

The following replaces in its entirety the first sentence under “Goldman Sachs Emerging Markets Debt Fund—Summary—Principal Strategy” in the Prospectus and “Principal Strategy” in the Summary Prospectus:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in sovereign and corporate debt of issuers located in or tied economically to emerging countries. Such issuers include:

• governments or any of their agencies, political subdivisions, or instrumentalities;

• those with a class of securities whose primary trading market is in an emerging country or region;

• those organized under the laws of, or having a principal office in, an emerging country;

• those deriving at least 50% of their revenues from goods produced, sales made or services provided in one or more emerging countries;

• those maintaining at least 50% of their assets in one or more emerging countries;

• those offering a security included in an index representative of a particular emerging country or region; or

• those whose securities are exposed to the economic fortunes and risks of a particular emerging country or region.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS | Goldman Sachs Local Emerging Markets Debt Fund

Goldman Sachs Local Emerging Markets Debt Fund

The following replaces in its entirety the first sentence under “Goldman Sachs Local Emerging Markets Debt Fund—Summary—Principal Strategy” in the Prospectus and “Principal Strategy” in the Summary Prospectus:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in (i) sovereign and corporate debt of issuers located in or tied economically to emerging countries, denominated in the local currency of such emerging countries, or (ii) currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure. Such sovereign and corporate debt issuers include:

• governments or any of their agencies, political subdivisions, or instrumentalities;

• those with a class of securities whose primary trading market is in an emerging country or region;

• those organized under the laws of, or having a principal office in, an emerging country;

• those deriving at least 50% of their revenues from goods produced, sales made or services provided in one or more emerging countries;

• those maintaining at least 50% of their assets in one or more emerging countries;

• those offering a security included in an index representative of a particular emerging country or region; or

• those whose securities are exposed to the economic fortunes and risks of a particular emerging country or region.

This Supplement should be retained with the Prospectuses for future reference.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2011
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000822977
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 19, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 19, 2011
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Supplement [Text Block]	gst822977_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Single Sector Fixed Income Funds

Class A, Class C, Institutional and Class IR Shares of the

Goldman Sachs Emerging Markets Debt Fund

Goldman Sachs Local Emerging Markets Debt Fund

(the “Funds”)

Supplement dated August 19, 2011 to the

Prospectus and Summary Prospectuses dated July 29, 2011 (the “Prospectuses”)

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The Board of Trustees of the Goldman Sachs Trust has approved a change in each Fund’s non-fundamental policy to invest at least 80% of its net assets in particular investments (“80% Policy”). The change in this 80% Policy will be effective on October 18, 2011.

Each Fund’s current 80% Policy requires the Fund to invest in fixed income securities of “issuers located in emerging countries,” as described fully in the Prospectuses (the Local Emerging Markets Debt Fund’s 80% Policy permits it to also invest in emerging markets currencies). Effective October 18, 2011, each Fund’s 80% Policy will be revised to permit the Fund to also invest in debt of issuers that are “tied economically” to emerging countries, regardless of their location. The revised policy provides each Fund with broader flexibility to invest in emerging country debt securities. Each Fund’s investment objective, other investment policies and strategies, fees and expenses, and portfolio management team will remain the same.

Accordingly, effective October 18, 2011, each Fund’s Prospectuses are revised as follows:

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS | Goldman Sachs Emerging Markets Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Principal Strategy [Text Block]	gst822977_SupplementPrincipalStrategyTextBlock

Goldman Sachs Emerging Markets Debt Fund

The following replaces in its entirety the first sentence under “Goldman Sachs Emerging Markets Debt Fund—Summary—Principal Strategy” in the Prospectus and “Principal Strategy” in the Summary Prospectus:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in sovereign and corporate debt of issuers located in or tied economically to emerging countries. Such issuers include:

• governments or any of their agencies, political subdivisions, or instrumentalities;

• those with a class of securities whose primary trading market is in an emerging country or region;

• those organized under the laws of, or having a principal office in, an emerging country;

• those deriving at least 50% of their revenues from goods produced, sales made or services provided in one or more emerging countries;

• those maintaining at least 50% of their assets in one or more emerging countries;

• those offering a security included in an index representative of a particular emerging country or region; or

• those whose securities are exposed to the economic fortunes and risks of a particular emerging country or region.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS | Goldman Sachs Local Emerging Markets Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Principal Strategy [Text Block]	gst822977_SupplementPrincipalStrategyTextBlock

Goldman Sachs Local Emerging Markets Debt Fund

The following replaces in its entirety the first sentence under “Goldman Sachs Local Emerging Markets Debt Fund—Summary—Principal Strategy” in the Prospectus and “Principal Strategy” in the Summary Prospectus:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in (i) sovereign and corporate debt of issuers located in or tied economically to emerging countries, denominated in the local currency of such emerging countries, or (ii) currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure. Such sovereign and corporate debt issuers include:

• governments or any of their agencies, political subdivisions, or instrumentalities;

• those with a class of securities whose primary trading market is in an emerging country or region;

• those organized under the laws of, or having a principal office in, an emerging country;

• those deriving at least 50% of their revenues from goods produced, sales made or services provided in one or more emerging countries;

• those maintaining at least 50% of their assets in one or more emerging countries;

• those offering a security included in an index representative of a particular emerging country or region; or

• those whose securities are exposed to the economic fortunes and risks of a particular emerging country or region.

Supplement Additional Information [Text Block]	gst822977_SupplementAdditionalInformationTextBlock	This Supplement should be retained with the Prospectuses for future reference.